Labor and social obligations	12 Months Ended
Dec. 31, 2022
Labor And Social Obligations
Labor and social obligations

21	Labor and social obligations

	December 31, 2022	December 31, 2021
Salaries and payroll charges	70,089	58,591
Provision for vacation	254,469	226,127
Healthcare plan (i)	70,136	45,915
Provision for profit sharing (ii)	96,227	88,376
Consent Decree (TAC)	6,114	5,723
Knowledge Retention Program (PRC)	1,469	1,884
Total	498,504	426,616

(i)       Health plan – Medical Assistance

Benefits granted are paid after the event, free of choice, and are sponsored by the contributions SABESP and the employees. In 2022, the Company contributed 8.8%, on average, of gross payroll, totaling R$ 272,460 (8.50% in 2021, totaling R$ 232,850).

(ii) Profit sharing

The profit sharing program was implemented in accordance with an agreement with the labor union. Payment corresponds to up to one-month salary for each employee, depending on performance of goals reached from January to December, and should be paid in the subsequent year.